Note 13 - Retirement and Pension Plans (Details) - Actuarial Assumptions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Actuarial Assumptions [Abstract]
Discount rate	1.30%	1.70%
Discount rate	1.70%	1.20%	1.50%
Expected long-term rate of return on plan assets	2.60%	2.40%	1.80%
Rate of increase in compensation	3.20%	3.20%
Rate of increase in compensation	3.20%	3.30%	3.30%